Shareholder Report, Holdings (Details) - C000243281	Apr. 30, 2026
Live Nation Entertainment9281291
Holdings [Line Items]
Percent of Total Investments	11.20%
Universal Music Group9281273
Holdings [Line Items]
Percent of Total Investments	9.60%
Spotify Technology9281304
Holdings [Line Items]
Percent of Total Investments	9.20%
Tencent Music Entertainment Group9281278
Holdings [Line Items]
Percent of Total Investments	6.70%
Alphabet9281281
Holdings [Line Items]
Percent of Total Investments	5.90%
Amazon.com9281284
Holdings [Line Items]
Percent of Total Investments	5.50%
Madison Square Garden Entertainment9281293
Holdings [Line Items]
Percent of Total Investments	4.90%
CTS Eventim9281244
Holdings [Line Items]
Percent of Total Investments	4.90%
HYBE9281262
Holdings [Line Items]
Percent of Total Investments	4.90%
Warner Music Group9281310
Holdings [Line Items]
Percent of Total Investments	4.90%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	75.00%